Stock-based Compensation (Additional Information) (Details) - USD ($) $ in Thousands	3 Months Ended		6 Months Ended		12 Months Ended
	Jun. 30, 2016	Jun. 30, 2015	Jun. 30, 2016	Jun. 30, 2015	Dec. 31, 2015	Dec. 31, 2014
Stockholders Equity [Line Items]
Share-based Compensation Arrangement by Share-based Payment Award, Options, Vested and Expected to Vest, Exercisable, Aggregate Intrinsic Value						$ 2,363
Share-based Compensation Arrangement by Share-based Payment Award, Options, Vested in Period, Fair Value					$ 3,687	7,987
Employee Service Share-based Compensation, Nonvested Awards, Compensation Cost Not yet Recognized, Period for Recognition					1 year 18 days
Employee Service Share-based Compensation, Nonvested Awards, Compensation Cost Not yet Recognized					$ 1,420
Stock-based compensation	$ 499	$ 1,253	$ 962	$ 3,125	$ 5,064	$ 10,967
Maximum [Member]
Stockholders Equity [Line Items]
Share-based Compensation Arrangement by Share-based Payment Award, Award Vesting Rights, Percentage					100.00%
Share-based Compensation Arrangement by Share-based Payment Award, Number of Shares Authorized	2,100,000		2,100,000		2,100,000
Minimum [Member]
Stockholders Equity [Line Items]
Share-based Compensation Arrangement by Share-based Payment Award, Award Vesting Rights, Percentage					75.00%
Two Thousand Twelve Stock Option Plan [Member]
Stockholders Equity [Line Items]
Share-based Compensation Arrangement by Share-based Payment Award, Number of Shares Available for Grant	302,510		302,510		933,460
Share-based Compensation Arrangement by Share-based Payment Award, Number of Shares Authorized	1,560,000		1,560,000		1,560,000